Consolidated statements of changes in partners' equity - USD ($) $ in Thousands	General partner units	Common units	Class B units	Preference units	Total
Balance as of beginning of the year at Dec. 31, 2019	$ 11,271	$ 606,811		$ 347,889	$ 965,971
Balance as of beginning of the year (in units) at Dec. 31, 2019	1,021,336	46,860,182	2,490,000	14,350,000
Equity offering costs		$ (132)			(132)
Repurchases of common or preference units (Note 6, 20)		$ (996)			(996)
Number of units of repurchases of common or preference units (Note 6, 20)		(191,490)
Number of Common units upon conversion of Class B units		415,000	(415,000)
Number of units of settlement of awards vested during the year		434,132
Distributions declared	$ (839)	$ (38,389)		$ (30,328)	(69,556)
Share-based compensation, net of accrued distribution	35	1,637			1,672
Partnership's profit/(loss) (Note 20)	561	25,970		30,328	56,859
Partnership's total comprehensive income (Note 20)	561	25,970		30,328	56,859
Balance as of end of the year at Dec. 31, 2020	$ 11,028	$ 594,901		$ 347,889	953,818
Balance as of end of the year (in units) at Dec. 31, 2020	1,021,336	47,517,824	2,075,000	14,350,000
Net proceeds from public offerings of common units and issuances of general partner units	$ 205	$ 9,634			9,839
Number of common units in public offering or general partner units	56,158	3,195,401
Repurchases of common or preference units (Note 6, 20)		$ (2)		$ (18,386)	(18,388)
Number of units of repurchases of common or preference units (Note 6, 20)				(733,978)
Number of Common units upon conversion of Class B units		415,000	(415,000)
Number of units of settlement of awards vested during the year		8,976
Distributions declared	$ (42)	$ (1,972)		$ (29,863)	(31,877)
Share-based compensation, net of accrued distribution	8	372			380
Partnership's profit/(loss) (Note 20)	(482)	(23,486)		29,694	5,726
Partnership's total comprehensive income (Note 20)	(482)	(23,486)		29,694	5,726
Balance as of end of the year at Dec. 31, 2021	$ 10,717	$ 579,447		$ 329,334	919,498
Balance as of end of the year (in units) at Dec. 31, 2021	1,077,494	51,137,201	1,660,000	13,616,022
Repurchases of common or preference units (Note 6, 20)	$ 4	$ 191		$ (49,442)	(49,247)
Number of units of repurchases of common or preference units (Note 6, 20)				(1,973,611)
Number of Common units upon conversion of Class B units		415,000	(415,000)
Settlement of awards vested during the year and issuance of general partner units (Note 6)	$ 16				16
Number of units of settlement of awards vested during the year and issuance of general partner units	2,769	135,664
Distributions declared	$ (43)	$ (2,057)		$ (27,001)	(29,101)
Share-based compensation, net of accrued distribution	16	742			758
Partnership's profit/(loss) (Note 20)	1,898	90,630		26,458	118,986
Partnership's total comprehensive income (Note 20)	1,898	90,630		26,458	118,986
Balance as of end of the year at Dec. 31, 2022	$ 12,608	$ 668,953		$ 279,349	$ 960,910
Balance as of end of the year (in units) at Dec. 31, 2022	1,080,263	51,687,865	1,245,000	11,642,411